Stockholders' Equity - Shares Reserved for Future Issuance (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	178,617	151,029
Warrants to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	1,081	875
Shares available for future grant under 2021 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	1,921	1,419
Redeemable convertible preferred stock, all series
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	126,409	99,972
Common stock options outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	49,206	48,763